Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 233	$ 585	$ 172
Investment in crypto assets – Bitcoin	66	506	2,849
Accounts receivable, net	697	495	213
Prepaid expenses and other current assets	464	509	385
Total current assets	1,460	2,095	3,619
Property and equipment, net	47	56	108
Total assets	1,507	2,151	3,727
Current liabilities:
Accounts payable and accrued expenses	3,941	3,496	6,038
Deferred revenues	679	389	561
Loans payable	661	754	3,608
Loans payable – related parties			2,319
Convertible notes at fair value			3,452
Deferred underwriter fee payable			3,250
SEPA put option liability	74	186
Total current liabilities	5,355	4,825	19,228
Loans payable, net of current portion	176	220
Warrant liabilities	55	71	15
SEPA put option liability, net of current portion			434
Total liabilities	5,586	5,116	19,677
Commitments and contingencies (Note 13)
Stockholders’ deficit:
Preferred Stock, value
Common Stock, value	5	5
Additional paid-in-capital	103,268	101,929
Treasury stock, value	(529)	(529)	(529)
Accumulated deficit	(106,823)	(104,370)	(101,569)
Total stockholders’ deficit	$ (4,079)	(2,965)	(15,950)
Total liabilities and stockholders’ deficit		2,151	3,727
Previously Reported [Member]
Stockholders’ deficit:
Common Stock, value		2	2
Additional paid-in-capital		101,932	$ 86,146
Total stockholders’ deficit		$ (2,965)